SHAREHOLDERS' EQUITY (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2009 USD ($) shares	Dec. 31, 2011 ₪ / shares shares	Dec. 31, 2010 ₪ / shares shares
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares (in shares) | shares				3,165,092
Stock Repurchased and Retired During Period, Value				$ 2,800
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares	$ 0.30	$ 0.24	$ 0.24
Dividend paid	$ 5,758	$ 4,544	$ 4,532
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares) | shares						4,306,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share) | ₪ / shares						₪ 0.01
Allocated Share-based Compensation Expense	138	72	58
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 225
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months 16 days
Proceeds From Stock Options Exercised	$ 171	424	73
Treasury Stock, Shares | shares	2,457,592
Treasury Stock, Value	$ 1,692	1,863
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	176	$ 322	$ 165
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	231
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 28
Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Share Incentive Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares) | shares					1,800,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share) | ₪ / shares					₪ 0.01